Property and Equipment	12 Months Ended
Dec. 31, 2013
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
4 - PROPERTY AND EQUIPMENT

Property and equipment consists of the following:
	December 31,
	2013	2012
Building and improvements	$227,603	$227,603
Furniture	119,810	119,810
Computers and Equipment	260,872	160,469
	608,285	507,882
Accumulated depreciation	(226,438)	(142,865)
Total	$381,847	$365,017

Depreciation expense for the years ended December 31, 2013 and 2012 was approximately $84,000 and $51,000, respectively.